UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21827

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Ziegler Exchange Traded Trust

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 2000
Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Brian K. Andrew
Ziegler Exchange Traded Trust
200 South Wacker Drive, Suite 2000
Chicago, IL 60606

(Name and address of agent for service)

____________

With a Copy to:

Angelique A. David
Ziegler Exchange Traded Trust
200 South Wacker Drive, Suite 2000
Chicago, IL 60606

(312) 263-0110

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than  60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS

July 31, 2008 (Unaudited)

Item 1.

Schedule of Investments

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

		Number of Shares	Market Value
COMMON STOCKS — 99.9%

AEROSPACE & DEFENSE — 6.7%
	Goodrich Corp.	2,322	$114,103
	Lockheed Martin Corp.	2,322	242,254
	Raytheon Co.	2,322	132,192
			488,549
BIOTECHNOLOGY — 9.6%
*	Amgen, Inc.	2,322	145,427
*	Biogen Idec, Inc.	2,322	161,983
*	Genentech, Inc.	2,322	221,170
*	Genzyme Corp.	2,322	177,981
			706,561
COMMUNICATIONS EQUIPMENT — 12.1%
*	ADC Telecommunications, Inc.	2,322	21,966
*	Alcatel-Lucent ADR	2,322	13,955
*	Arris Group, Inc.	2,322	22,222
*	Ciena Corp.	2,322	47,996
*	Cisco Systems, Inc.	2,322	51,061
	Corning, Inc.	2,322	46,463
*	Emulex Corp.	2,322	26,169
*	F5 Networks, Inc.	2,322	67,686
*	Foundry Networks, Inc.	2,322	40,496
	Harris Corp.	2,322	111,804
*	InterDigital, Inc.	2,322	53,894
*	Ixia	2,322	20,341
*	JDS Uniphase Corp.	2,322	25,379
*	Juniper Networks, Inc.	2,322	60,442
	Motorola, Inc.	2,322	20,062
	Nokia Oyj ADR	2,322	63,437
*	Polycom, Inc.	2,322	54,799
	QUALCOMM, Inc.	2,322	128,499
*	Tellabs, Inc.	2,322	11,935
			888,606
COMPUTERS & PERIPHERALS — 15.6%
*	Apple, Inc.	2,322	369,082
*	Dell, Inc.	2,322	57,052
*	EMC Corp.	2,322	34,853
	Hewlett-Packard Co.	2,322	104,026
	International Business Machines Corp.	2,322	297,170
*	NetApp, Inc.	2,322	59,327
*	QLogic Corp.	2,322	43,746
	Seagate Technology	2,322	34,760
*	Sun Microsystems, Inc.	2,322	24,683
*	Teradata Corp.	2,322	54,381
*	Western Digital Corp.	2,322	66,850
			1,145,930

Percentages shown are a percent of net assets.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008 (Unaudited)

		Number of Shares	Market Value
COMMON STOCKS (Continued)

ELECTRONIC EQUIPMENT & INSTRUMENTS — 1.7%
*	Agilent Technologies, Inc.	2,322	$83,731
	Jabil Circuit, Inc.	2,322	37,756
			121,487
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
*	Boston Scientific Corp.	2,322	27,609
*	Kinetic Concepts, Inc.	2,322	81,154
	Medtronic, Inc.	2,322	122,671
*	St. Jude Medical, Inc.	2,322	108,159
			339,593
INTERNET SOFTWARE & SERVICES — 6.5%
*	Digital River, Inc.	2,322	92,625
*	eBay, Inc.	2,322	58,445
*	j2 Global Communications, Inc.	2,322	55,658
*	Open Text Corp.	2,322	72,237
*	RealNetworks, Inc.	2,322	15,952
*	SonicWALL, Inc.	2,322	13,560
*	VeriSign, Inc.	2,322	75,558
*	Websense, Inc.	2,322	48,460
*	Yahoo, Inc.	2,322	46,185
			478,680
IT SERVICES — 4.8%
	Automatic Data Processing, Inc.	2,322	99,173
*	Computer Sciences Corp.	2,322	109,993
*	DST Systems, Inc.	2,322	140,318
			349,484
LIFE SCIENCES TOOLS & SERVICES — 5.3%
	Applied Biosystems, Inc.	2,322	85,752
*	Millipore Corp.	2,322	163,353
*	Thermo Fisher Scientific, Inc.	2,322	140,527
			389,632
OFFICE ELECTRONICS — 0.4%
	Xerox Corp.	2,322	31,672

PHARMACEUTICALS — 2.6%
	Biovail Corp.	2,322	23,568
	Novartis AG ADR	2,322	137,811
*	Viropharma, Inc.	2,322	28,584
			189,963

Percentages shown are a percent of net assets.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008 (Unaudited)

		Number of Shares	Market Value
COMMON STOCKS (Continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.0%
	Altera Corp.	2,322	$50,968
	Analog Devices, Inc.	2,322	70,844
	Applied Materials, Inc.	2,322	40,217
*	Broadcom Corp., Class A	2,322	56,401
*	Cypress Semiconductor Corp.	2,322	63,275
	Intel Corp.	2,322	51,525
	KLA-Tencor Corp.	2,322	87,284
*	Lam Research Corp.	2,322	76,371
	Linear Technology Corp.	2,322	72,098
*	LSI Corp.	2,322	16,115
	National Semiconductor Corp.	2,322	48,646
*	Novellus Systems, Inc.	2,322	47,299
*	Standard Microsystems Corp.	2,322	61,580
*	Teradyne, Inc.	2,322	21,757
	Texas Instruments, Inc.	2,322	56,610
	Xilinx, Inc.	2,322	57,655
			878,645
SOFTWARE — 16.7%
*	Adobe Systems, Inc.	2,322	96,015
*	Amdocs Ltd.	2,322	70,612
*	Autodesk, Inc.	2,322	74,049
*	BMC Software, Inc.	2,322	76,371
	CA, Inc.	2,322	55,403
*	Cadence Design Systems, Inc.	2,322	17,160
*	Check Point Software Technologies Ltd.	2,322	53,011
*	Citrix Systems, Inc.	2,322	61,858
*	Compuware Corp.	2,322	25,542
*	McAfee, Inc.	2,322	76,045
*	Mentor Graphics Corp.	2,322	32,229
	Microsoft Corp.	2,322	59,722
*	Novell, Inc.	2,322	12,934
*	Oracle Corp.	2,322	49,993
*	Progress Software Corp.	2,322	68,336
*	Red Hat, Inc.	2,322	49,644
	SAP AG ADR	2,322	134,235
*	Sybase, Inc.	2,322	78,042
*	Symantec Corp.	2,322	48,925
*	Synopsys, Inc.	2,322	55,774
*	Vasco Data Security International, Inc.	2,322	31,765
			1,227,665

Percentages shown are a percent of net assets.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

July 31, 2008 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS (Continued)

WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Telephone & Data Systems, Inc	2,322	$98,453

Total Common Stocks		7,334,920
(Cost $7,847,893)

SHORT-TERM INVESTMENT — 0.6%

MONEY MARKET MUTUAL FUND — 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $42,240)	42,240	42,240

TOTAL INVESTMENTS —100.5%		7,377,160
(Cost $7,890,133)
LIABILITIES LESS OTHER ASSETS — (0.5)%		(34,928)

NET ASSETS — 100.0%		$7,342,232

Cost of investments for federal income tax purposes  is essentially the same as for financial  statement purposes and the gross unrealized  appreciation (depreciation) of investments as of July 31, 2008, is as follows:

Aggregate gross unrealized appreciation		$239,957
Aggregate gross unrealized depreciation		(752,930)
Net unrealized depreciation		$(512,973)

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*

Non-income producing.

ADR

American Depositary Receipt

Percentages shown are a percent of net assets.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2008 (Unaudited)

1. Organization

The Ziegler Exchange Traded Trust, a diversified, open-end management investment company (the “Trust”), was organized as a Delaware statutory trust on July 13, 2005. The Trust currently consists of one portfolio, the NYSE Arca Tech 100 ETF (the “ETF”), which commenced operations on March 26, 2007. The ETF is an exchange-traded fund that seeks to provide investment results that closely correspond to the performance of the NYSE Arca Tech 100 IndexSM   (the “Index”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ETF in preparation of its schedule of investments. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of schedule of investments in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

The ETF values its portfolio securities at their market value when market quotations are readily available. When market quotations are not readily available for a particular security (e.g., because there is no regular market quotation for such security, the market for such security is limited, the exchange or market in which such security trades does not open for an entire trading day, the validity of quotations is questionable or some significant event occurs after the close of trading of such security and before such security is valued), the ETF values such security at its “fair value” as determined in good faith by the ETF’s Board of Trustees (the “Board”). The Board has delegated responsibility for daily pricing to Ziegler Capital Management, LLC (the “Advisor”). The Advisor has appointed a Valuation Committee to perform such pricing functions in accordance with pricing policies and procedures adopted by the ETF’s Board. The Valuation Committee’s fair value determinations are reviewed regularly by the Board.

Equity securities that are traded on U.S. exchanges, including futures contracts and options, and for which market quotations are readily available are valued at their last sale price on the principal exchange on which such securities are traded as of the close of regular trading on such exchange or, lacking any sales, at the latest bid quotation. Over-the-counter securities for which a last sales price on the valuation date and at the valuation time is available are valued at that price. All other over-the-counter securities for which market quotations are readily available are valued at the latest bid quotation.

Because market quotations for most debt and convertible securities are not readily available, such securities are generally valued using valuations published by an independent pricing service. Preferred stock and options for which market quotations are not readily available are valued using an independent pricing service. The pricing service uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities purchased with maturities of 60 days or less are valued on an amortized cost basis, under which the value of such securities is equal to its acquisition cost, plus or minus any amortized discount or premium. Investments in mutual funds are valued at their closing net asset value each business day.

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption on the ETF’s financial statement disclosures.

In addition, in February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the ETF’s financial statement disclosures.

Item 2. Controls and Procedures

(a)  Disclosure Controls and Procedures. The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a —3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Changes in Internal Control over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a —3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ziegler Exchange Traded Trust

By:	/s/ Brian K. Andrew
Brian K. Andrew, CFA
President
September 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian K. Andrew
Brian K. Andrew, CFA
President
September 9, 2008

By:	/s/ Todd A. Krause
Todd A. Krause
Chief Financial Officer and Treasurer
September 9, 2008